Expense Example {- Franklin U.S. Government Securities VIP Fund} - FTVIP Class 1-62 - Franklin U.S. Government Securities VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665